Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of income tax expense

	2017	2016
Current income tax expense
Expense for the year	$25.1	$35.5
Adjustment in respect of prior years	(5.6)	5.4
Current income tax expense	$19.5	40.9
Deferred income tax expense (recovery)
Origination and reversal of temporary differences in the current year	15.7	15.3
Impact of U.S. Tax Reform	7.1	—
Impact of changes in tax rate	(0.9)	(0.8)
Change in (reversal of) unrecognized deductible temporary differences	0.1	(4.4)
Adjustments in respect of prior years	0.6	(4.3)
Other	(0.8)	(1.0)
Deferred income tax expense	21.8	4.8
Total	$41.3	$45.7

Reconciliation of the provision for income taxes

	2017	2016
Net income before income taxes	$236.0	$167.9
Statutory tax rate	26.6%	26.6%
Tax expense at statutory rate	62.8	44.7
Reconciling items:
Change in (reversal of) unrecognized deductible temporary differences	0.1	(4.4)
Income/expenses not (taxed) deductible	(3.0)	(1.9)
Differences in foreign statutory tax rates	(20.9)	4.8
Differences due to changing future tax rates	(0.9)	(0.8)
Impact of U.S. Tax Reform	7.1	—
Foreign withholding tax	1.4	1.8
Temporary differences subject to initial recognition exemption	(5.2)	0.5
Other	(0.1)	1.0
Net income tax expense	$41.3	$45.7

Schedule of income tax (expense) recovery recognized in other comprehensive income (loss)

	2017			2016
			After			After
	Before	Tax	Tax	Before	Tax	Tax
	Tax Gain	Expense	Gain	Tax Loss	Expense	Loss
Change in market value
of available-for-sale investments	$47.1	$(6.3)	$40.8	$46.0	$(3.7)	$42.3
Cumulative translation adjustment	77.2	—	77.2	21.3	—	21.3
Other comprehensive loss	$124.3	$(6.3)	$118.0	$67.3	$(3.7)	$63.6
Deferred tax	$—	$(6.3)	$-	$—	$(3.7)	$—

Schedule of components of deferred income tax assets and liabilities

	2017	2016
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and working interests	$5.6	$10.7
Non-capital loss carry-forwards	9.5	11.2
Other	(0.6)	(0.6)
	$14.5	$21.3

Deferred income tax liabilities:
Taxable temporary differences relating to:
Share issue and debt issue costs	$(7.1)	$(9.7)
Royalty, stream and working interests	71.1	54.2
Non-capital loss carry-forwards	(5.6)	(4.4)
Investments	5.8	(0.1)
Other	(3.9)	(2.5)
	$60.3	$37.5
Deferred income tax liabilities, net	$45.8	$16.2

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2017	2016
Deferred income tax assets:
Deferred income tax asset to be recovered within 12 months	$0.1	$0.1
Deferred income tax asset to be recovered after more than 12 months	14.4	21.2
	$14.5	$21.3
Deferred income tax liabilities:
Deferred income tax liability to be settled within 12 months	0.9	1.2
Deferred income tax liability to be settled after more than 12 months	59.4	36.3
	$60.3	$37.5
Deferred income tax liabilities, net	$45.8	$16.2

Schedule of movement in net deferred taxes

	2017	2016
Balance, beginning of year	$16.2	$17.1
Recognized in profit/loss	21.8	4.8
Recognized in other comprehensive income	6.3	3.7
Recognized in equity	—	(10.0)
Other	1.5	0.6
Deferred income tax liabilities, net	$45.8	$16.2

Schedule of non-capital losses

Country	Type	Amount	Expiry Date
Canada	Non-Capital Losses	$55.9	2028-2037